UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

Tax-Free High Yield Fund	November 30, 2014

T. Rowe Price Tax-Free High Yield Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
MUNICIPAL SECURITIES 97.0%		
Alabama 1.4%		
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/28	3,905	3,942
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/43	2,545	2,547
Huntsville - Redstone Village Special Care Fac. Fin. 6.875%, 1/1/43	2,000	2,112
Huntsville - Redstone Village Special Care Fac. Fin. 7.50%, 1/1/47	3,580	3,982
Jefferson County, Sewage, 5.25%, 10/1/48 (1)	4,000	4,378
Jefferson County, Sewer, 5.50%, 10/1/53 (1)	13,520	14,983
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/31	3,740	3,847
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/36	1,555	1,586
Selma Ind. Dev. Board, International Paper, IDRB 5.375%, 12/1/35	6,985	7,760
		45,137
Alaska 0.0%		
Alaska HFC, Single Family, VRDN, 0.04%, 12/1/40	600	600
		600
Arizona 2.5%		
Arizona HFA, Banner Health, 5.50%, 1/1/38	4,065	4,395
Arizona HFA, Banner Health, 6.00%, 1/1/27	4,500	5,105
Arizona HFA, Banner Health, VRDN, 0.04%, 1/1/29	1,000	1,000
Arizona HFA, Banner Health, VR, 0.967%, 1/1/37	2,750	2,484
Arizona HFA, Phoenix Children's Hosp., 5.00%, 2/1/34	3,500	3,817
Maricopa County Pollution Control, El Paso Electric, PCR 4.50%, 8/1/42	3,250	3,341
Peoria IDA, Sierra Winds Life Care Community 5.50%, 11/15/34	3,700	3,673

Peoria IDA, Sierra Winds Life Care Community 5.75%, 11/15/40	6,000	6,011
Phoenix Civic Improvement Corp., VR, 5.50%, 7/1/29	7,985	10,123
Phoenix Civic Improvement Corp., VR, 5.50%, 7/1/30	7,340	9,389
Phoenix Civic Improvement Corp., VR, 5.50%, 7/1/33	1,250	1,618
Phoenix IDA, Mayo Clinic, VRDN, 0.04%, 11/15/52	1,700	1,700
Pima County IDA, Tucson Electric Power, 4.00%, 9/1/29	4,000	4,096
Pima County IDA, Tucson Electric Power, IDRB, 4.50%, 6/1/30	1,150	1,223
Pima County IDA, Tucson Electric Power, IDRB, 5.75%, 9/1/29	4,000	4,016
Salt Verde Financial, Citigroup, 5.00%, 12/1/32	3,550	4,032
Salt Verde Financial, Citigroup, 5.00%, 12/1/37	12,000	13,677
		79,700
California 7.9%		
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	800	898
California, GO, 5.00%, 8/1/35	30,000	34,705
California County Tobacco Securitization Agency, Tobacco Industry, STEP, 5.25%, 6/1/21	3,730	3,730
California HFA, Lucile Packard Children's Hosp. 5.00%, 8/15/51	5,785	6,314
California HFA, Providence Health, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	60	73
California HFA, Providence Health, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	3,190	3,879
California HFA, Sutter Health, 5.00%, 8/15/35	6,500	7,140
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (4)	7,380	7,476
California Pollution Control Fin. Auth., Waste Management PCR, 5.40%, 4/1/25 (4)	13,030	13,326
California Public Works Board, State Prisons, 5.75%, 10/1/31	3,500	4,211
California Statewide CDA, 899 Charleston/Moldaw Residences 5.375%, 11/1/49	3,500	3,507
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (5)	14,400	14,829

California Statewide CDA, Terraces at San Joaquin Garden 6.00%, 10/1/42	5,250	5,615
California Statewide CDA, Terraces at San Joaquin Garden 6.00%, 10/1/47	850	907
California Statewide Fin. Auth., Tobacco Industry 6.00%, 5/1/43	1,500	1,490
Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.875%, 1/1/34	5,000	5,931
Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.875%, 2/15/34	2,000	2,372
Corona Community Fac. Dist. No. 2002-4, Special Tax 5.80%, 9/1/29	2,000	2,008
Corona Community Fac. Dist. No. 2002-4, Special Tax 5.875%, 9/1/34	2,000	2,008
Golden State Tobacco Securitization Corp., 5.00%, 6/1/45 (6)	5,000	5,109
Golden State Tobacco Securitization Corp., 5.00%, 6/1/45 (7)	8,355	8,535
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	27,145	25,523
Golden State Tobacco Securitization Corp., Tobacco Industry STEP, 5.30%, 6/1/37	12,000	9,593
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/45	4,850	4,956
Inland Valley Dev. Agency, Tax Allocation, 5.00%, 9/1/44	8,000	8,795
Irvine, 4.00%, 9/2/27	300	313
Irvine, 4.00%, 9/2/28	410	424
Northern California Gas Auth. No. 1, VR, 0.877%, 7/1/27	8,000	7,373
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37	5,000	5,822
Riverside County Redev. Agency, Interstate 215 Corridor Redev. 6.50%, 10/1/40	6,000	7,040
Riverside County Redev. Agency, Interstate 215 Corridor Redev. 7.00%, 12/1/31	1,900	2,366
Riverside County Redev. Agency, Interstate 215 Corridor Redev. 7.25%, 12/1/40	2,850	3,594
San Buenaventura, Community Memorial Health System 7.50%, 12/1/41	12,250	14,682

San Francisco City & County Airports Commission, Int'l. Airports 6.00%, 5/1/39	9,000	10,660
San Francisco City & County Redev. Agency, Mission Bay South 5.00%, 8/1/43	2,100	2,311
San Francisco City & County Redev. Agency, Mission Bay South 7.00%, 8/1/41	1,250	1,524
San Mateo, Community Fac. Dist. #2008-1, Special Tax 6.00%, 9/1/42	1,500	1,731
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/43	2,500	2,788
Univ. of California Regents Medical Center VRDN, 0.03%, 5/15/32	3,200	3,200
West Sacramento Fin. Auth., 5.00%, 9/1/34 (16)	2,000	2,286
		249,044
Colorado 2.8%		
Cimmaron Metropolitan Dist., 6.00%, 12/1/22	5,000	5,012
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/25 (16)	1,295	1,332
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/33 (16)	1,550	1,587
Colorado Ed. & Cultural Fac. Auth., Knowledge Quest Charter School, 6.50%, 5/1/36	1,775	1,587
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.25%, 3/1/24	735	728
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.375%, 3/1/35	785	756
Colorado Ed. & Cultural Fac. Auth., Monument Academy 5.875%, 10/1/27	1,185	1,232
Colorado Ed. & Cultural Fac. Auth., Monument Academy 6.00%, 10/1/37	4,000	4,127
Colorado Ed. & Cultural Fac. Auth., Monument Academy 7.25%, 10/1/39	545	595
Colorado Ed. & Cultural Fac. Auth., Windsor Academy Charter School, 5.70%, 5/1/37	1,245	1,270
Colorado HFA, Catholic Health Initiatives, 5.25%, 1/1/45	18,385	20,580

Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,296
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	2,041
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	4,355	4,770
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	4,000	4,063
Park Creek Metropolitan Dist., Property Tax 6.375%, 12/1/37 (7)	7,000	8,140
Public Auth. for Colorado Energy, Colorado Springs Utility 6.25%, 11/15/28	5,825	7,470
Public Auth. for Colorado Energy, Colorado Springs Utility 6.50%, 11/15/38	16,495	22,406
		88,992
Connecticut 1.3%		
Connecticut HEFA, Stamford Hosp., 5.00%, 7/1/42	15,380	16,534
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31	19,499	2,730
Merrill Lynch P-FLOATs, Connecticut Housing Fin. Auth. Single & Multi-Family, RIB, 8.474%, 5/15/42 (4)(5)	5,000	5,478
Mohegan Tribe Indians, 6.25%, 1/1/21	2,560	2,560
Mohegan Tribe Indians, 6.25%, 1/1/31	12,700	12,683
Mohegan Tribe Indians, Public Improvement 5.125%, 1/1/23 (5)	1,130	1,126
		41,111
Delaware 1.2%		
Delaware Economic Dev. Auth., Delmarva Power & Light PCR, 5.40%, 2/1/31	7,635	8,608
Delaware Economic Dev. Auth., NRG Energy, PCR 5.375%, 10/1/45	11,835	12,900
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28	4,000	4,232
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32	3,250	3,397
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	450	451
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,533

Sussex County, NRG Energy, PCR, 6.00%, 10/1/40	5,000	5,681
		37,802
District of Columbia 1.7%		
District of Columbia, American Society of Hematology 5.00%, 7/1/42	5,095	5,443
District of Columbia, Friendship Public Charter School 5.00%, 6/1/26 (8)	1,450	1,474
District of Columbia, Friendship Public Charter School 5.00%, 6/1/35 (8)	3,655	3,696
District of Columbia, Henry Adams House/Gables, James F. Oyster Elementary School, 6.60%, 11/1/15	235	235
District of Columbia, The Methodist Home of D.C. 6.00%, 1/1/20	2,555	2,547
District of Columbia Water & Sewer Auth., Public Utility 6.00%, 10/1/35 (Prerefunded 10/1/18) (3)	1,700	2,028
Metropolitan Washington Airports Auth., 5.00%, 10/1/32 (4)	2,000	2,244
Metropolitan Washington Airports Auth., 5.625%, 10/1/39	5,750	6,503
Metropolitan Washington Airports Auth., Dulles Toll Road 5.00%, 10/1/53	6,580	6,946
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	5,290	5,780
Metropolitan Washington Airports Auth., Dulles Toll Road STEP, 10/1/44	14,000	14,548
Metropolitan Washington Airports Auth., Dulles Toll Road Zero Coupon, 10/1/41 (7)	1,000	1,157
		52,601
Florida 5.4%		
Alachua County HFA, East Ridge Retirement Village 6.375%, 11/15/49	9,450	10,402
Alachua County HFA, Shands Teaching Hosp. and Clinic 5.00%, 12/1/44	5,540	6,003
Boggy Creek Improvement Dist., Special Assessment 5.125%, 5/1/43	11,465	11,857

Crossings at Fleming Island, 4.50%, 5/1/30	6,380	6,419
Davie Ed. Fac., Nova Southeastern Univ., 6.00%, 4/1/42	11,605	13,442
Double Branch Community Dev. Dist., 4.00%, 5/1/25	250	259
Fishhawk Community Dev. Dist. IV, 7.25%, 5/1/43	2,250	2,449
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.00%, 4/1/32	600	649
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.25%, 4/1/42	1,500	1,627
Florida Municipal Power Agency, 6.25%, 10/1/31	6,500	7,706
Hillsborough County IDA, National Gypsum, IDRB 7.125%, 4/1/30 (4)	3,100	3,117
Jacksonville, Sales Tax, 5.00%, 10/1/30	7,500	8,513
Miami-Dade County, Aviation, 5.50%, 10/1/36	10,000	11,433
Middle Village Community Dev. Dist., Special Assessment 5.80%, 5/1/22	560	483
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43 (Prerefunded 10/1/18) (3)	3,560	4,202
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43	1,440	1,582
OTC Community Dev. Dist., Jacksonville, Special Assessment 5.30%, 5/1/38	2,445	2,456
Palm Beach County HFA, Sinai Residences of Boca Raton 6.00%, 6/1/21	4,250	4,616
Palm Beach County HFA, Sinai Residences of Boca Raton 7.50%, 6/1/49	4,750	5,394
Paseo Community Dev. Dist., Community Improvement 5.00%, 2/1/15 (9)(10)	2,285	—
Paseo Community Dev. Dist., Special Assessment 5.40%, 5/1/36	365	373
Paseo Community Dev. Dist., VR, 5/1/36	4,215	1,822
Saint Johns County IDA, Glenmoor, 2.50%, 1/1/49 (11)	1,176	—
Saint Johns County IDA, Glenmoor, VR, 1.344%, 1/1/49	3,161	1,185
Seminole Tribe of Florida, 5.25%, 10/1/27 (5)	19,180	20,395
Seminole Tribe of Florida, 5.50%, 10/1/24 (5)	2,200	2,389

Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,645	1,547
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	660	665
Sumter County IDA, Central Florida Health Alliance 5.25%, 7/1/44	5,860	6,395
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17	145	144
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23	200	201
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40	200	204
Tolomato Community Dev. Dist., Special Assessment A-2 STEP, 0.00%, 5/1/39	185	135
Tolomato Community Dev. Dist., Special Assessment A-3 STEP, 0.00%, 5/1/40	435	260
Tolomato Community Dev. Dist., Special Assessment A-4 STEP, 0.00%, 5/1/40	235	104
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.375%, 5/1/17	10	10
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.45%, 5/1/23	10	10
Tolomato Community Dev. Dist., Special Assessment, Series 1 6.65%, 5/1/40	10	10
Tolomato Community Dev. Dist., Special Assessment, Series 2 6.375%, 5/1/17 (10)(12)	620	405
Tolomato Community Dev. Dist., Special Assessment, Series 2 6.45%, 5/1/23 (10)(12)	465	280
Tolomato Community Dev. Dist., Special Assessment, Series 2 6.65%, 5/1/40 (10)(12)	465	275
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.375%, 5/1/17 (10)(12)	195	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.45%, 5/1/23 (10)(12)	155	—
Tolomato Community Dev. Dist., Special Assessment, Series 3 6.65%, 5/1/40 (10)(12)	160	—
Village Community Dev. Dist. #10, Special Assessment 5.00%, 5/1/32	2,515	2,683

Village Community Dev. Dist. #10, Special Assessment 5.125%, 5/1/24	4,245	4,584
Village Community Dev. Dist. #10, Special Assessment 5.125%, 5/1/43	4,925	5,213
Village Community Dev. Dist. #10, Special Assessment 5.75%, 5/1/31	3,995	4,415
Village Community Dev. Dist. #10, Special Assessment 6.00%, 5/1/44	5,000	5,539
Village Community Dev. Dist. #9, Special Assessment 5.25%, 5/1/31	1,325	1,471
Village Community Dev. Dist. #9, Special Assessment 5.50%, 5/1/42	1,860	2,076
Winter Garden Village Fowler Grove, 5.65%, 5/1/37	7,090	7,219
		172,618
Georgia 1.0%		
Atlanta, Princeton Lakes, 5.50%, 1/1/31	365	369
Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	6,000	7,134
Augusta, Regional Airport, 5.15%, 1/1/35	2,670	2,674
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (4)	1,000	1,046
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (6)	1,865	2,103
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (4)	7,200	7,390
Savannah Economic Dev. Auth., Marshes of Skidaway 7.25%, 1/1/44	9,575	10,746
		31,462
Guam 0.2%		
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35 (Prerefunded 7/1/15) (3)	7,000	7,231
		7,231
Hawaii 0.2%		
Hawaii Dept. of Budget & Fin., 15 Craigside, 9.00%, 11/15/44	2,375	2,970

Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living 5.125%, 11/15/32	1,300	1,412
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living 5.25%, 11/15/37	2,100	2,285
		6,667
Idaho 0.8%		
Idaho HFA, Saint Lukes Health, 5.00%, 3/1/39	5,000	5,440
Idaho HFA, Saint Lukes Health, 5.00%, 3/1/44	15,000	16,210
Power County PCR, FMC Corp., 6.45%, 8/1/32 (4)	4,570	4,579
		26,229
Illinois 6.8%		
Bolingbrook Special Service Area No. 1, Forest City STEP, 5.90%, 3/1/27	1,750	1,758
Chicago Midway Airport, 5.00%, 1/1/32 (4)	6,000	6,588
Chicago Midway Airport, 5.00%, 1/1/33 (4)	5,400	5,898
Chicago Midway Airport, 5.00%, 1/1/34 (4)	3,600	3,924
Chicago O'Hare Int'l. Airport, 5.625%, 1/1/35	10,000	11,403
Chicago O'Hare Int'l. Airport, Rental Car Fac., 5.75%, 1/1/38	12,000	13,351
Chicago Water, 5.00%, 11/1/44	2,650	2,904
Gilberts Special Service Area No. 15, Gilberts Town Center 6.25%, 3/1/35 (Prerefunded 3/1/15) (3)	5,804	6,007
Illinois, GO, 5.25%, 2/1/33	4,000	4,339
Illinois, GO, 5.25%, 2/1/34	3,100	3,353
Illinois, GO, 5.50%, 7/1/38	8,500	9,386
Illinois Dev. Fin. Auth., Citgo Petroleum, PCR, 8.00%, 6/1/32 (4)	1,750	1,753
Illinois Fin. Auth., Admiral at the Lake, 7.625%, 5/15/25	1,000	1,076
Illinois Fin. Auth., Admiral at the Lake, 7.75%, 5/15/30	2,085	2,228
Illinois Fin. Auth., Admiral at the Lake, 8.00%, 5/15/40	3,000	3,197
Illinois Fin. Auth., Admiral at the Lake, 8.00%, 5/15/46	6,935	7,358

Illinois Fin. Auth., Advocate Health Care Network 6.50%, 11/1/38	2,500	2,902
Illinois Fin. Auth., Edward-Elmhurst Healthcare 5.50%, 2/1/40 (6)	1,395	1,497
Illinois Fin. Auth., Franciscan Communities, 5.25%, 5/15/47	7,000	7,068
Illinois Fin. Auth., Friendship Village of Schaumberg 5.375%, 2/15/25	200	200
Illinois Fin. Auth., Friendship Village of Schaumburg 5.00%, 2/15/15	190	191
Illinois Fin. Auth., Friendship Village of Schaumburg 5.625%, 2/15/37	10,040	10,041
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/37	3,400	3,406
Illinois Fin. Auth., Navistar Int'l. Corp., Recovery Zone 6.50%, 10/15/40	8,500	9,106
Illinois Fin. Auth., Rush Univ. Medical Center, 6.625%, 11/1/39	8,000	9,243
Illinois Fin. Auth., Smith Village, 6.25%, 11/15/35	5,800	5,834
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/26	3,300	3,399
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/36	2,000	2,051
Illinois Fin. Auth., Three Crowns Park Plaza, 5.875%, 2/15/38	3,250	3,282
Illinois HFA, Villa Saint Benedict, 6.90%, 11/15/33	8,600	6,665
Lombard Public Fac. Corp., Conference Center 5.50%, 1/1/30 (8)	2,225	1,552
Metropolitan Pier & Exposition Auth., McCormick 5.25%, 6/15/50	23,285	24,887
Metropolitan Pier & Exposition Auth., McCormick Zero Coupon, 12/15/33 (13)	25,000	10,651
Railsplitter Tobacco Settlement, Tobacco Industry 6.00%, 6/1/28	11,710	13,698
Regional Transportation Auth., 6.00%, 7/1/33 (2)	7,500	10,046
Yorkville Special Service Area, Bristol Bay 1, 5.875%, 3/1/36	5,692	5,798
		216,040

Indiana 4.0%

Eastern Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (4)	1,770	1,897
Indiana Fin. Auth., Community Foundation of Northwest Indiana 5.00%, 3/1/41	4,250	4,571
Indiana Fin. Auth., Greencroft Obligated Group 7.00%, 11/15/43	8,000	9,263
Indiana Fin. Auth., I-69 Dev. Partners, 5.00%, 9/1/46 (4)	3,420	3,644
Indiana Fin. Auth., I-69 Dev. Partners, 5.25%, 9/1/40 (4)	7,695	8,417
Indiana Fin. Auth., Ohio River Bridges, 5.00%, 7/1/44 (4)	5,000	5,282
Indiana Fin. Auth., Ohio River Bridges, 5.00%, 7/1/48 (4)	8,425	8,882
Indiana Fin. Auth., Ohio River Bridges, 5.25%, 1/1/51 (4)	14,440	15,480
Indiana Fin. Auth., Ohio Valley Electric, IDRB, 5.00%, 6/1/39	4,500	4,707
Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26	4,000	4,437
Indiana Municipal Power Agency, Power Supply, 5.75%, 1/1/29	1,500	1,729
Indianapolis Airport Auth., Airport Maintenance Center, United Airlines, 6.50%, 11/15/31 (4)(10)(14)	9,846	116
Japser County Economic Dev. Auth., Northern Indiana Public Service, 5.60%, 11/1/16 (13)	2,700	2,903
Merrill Lynch P-FLOATs, Franciscan Alliance, RIB 8.513%, 11/1/33 (5)	10,000	12,113
Saint Joseph County, Holy Cross Village at Notre Dame 5.55%, 5/15/19	230	231
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	1,575	1,600
Saint Joseph County, Holy Cross Village Notre Dame 6.00%, 5/15/26	250	256
Shoals, National Gypsum Company, IDRB, 7.25%, 11/1/43 (4)	4,250	4,732
Valparaiso, Pratt Industries, IDRB, 6.75%, 1/1/34 (4)	7,000	7,976
Valparaiso, Pratt Industries, IDRB, 7.00%, 1/1/44 (4)	10,000	11,415
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (5)	5,750	6,020
Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (5)	4,500	4,708

Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	6,170	7,509
		127,888
Iowa 1.2%		
Altoona, Annual Appropriation, 5.75%, 6/1/31	1,000	1,077
Altoona, Urban Renovation Tax, 6.00%, 6/1/39	1,820	1,965
Altoona, Urban Renovation Tax, 6.00%, 6/1/43	4,000	4,308
Iowa Fin. Auth., Alcoa, 4.75%, 8/1/42	5,840	6,033
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	4,000	4,136
Iowa Fin. Auth., Fertilizer Company, 5.25%, 12/1/25	8,250	8,698
Iowa Fin. Auth., Fertilizer Company, 5.50%, 12/1/22	2,500	2,613
Iowa Student Loan Liquidity Corp., 5.75%, 12/1/28 (4)	2,230	2,419
Iowa Student Loan Liquidity Corp., 5.85%, 12/1/30 (4)	2,230	2,418
Scott County, Ridgecrest Village, 5.25%, 11/15/27	4,500	4,563
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,125	1,127
		39,357
Kansas 0.2%		
Kansas Dev. Fin. Auth., Adventist Health Sunbelt 5.00%, 11/15/32	3,520	3,950
Lenexa Health Care Fac., Lakeview Village, 7.125%, 5/15/29	400	453
Lenexa Health Care Fac., Lakeview Village, 7.25%, 5/15/39	1,500	1,694
		6,097
Kentucky 1.5%		
Kentucky Economic Dev. Fin. Auth, Masonic Homes of Kentucky 5.375%, 11/15/42	4,500	4,578
Kentucky Economic Dev. Fin. Auth, Masonic Homes of Kentucky 5.50%, 11/15/45	1,600	1,638
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 3/1/40	1,015	1,171
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 6/1/40	15,000	17,298

Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.50%, 3/1/45	2,500	2,897
Kentucky Public Transportation Infrastructure Auth., Downtown Crossing, 5.75%, 7/1/49	2,900	3,302
Kentucky Public Transportation Infrastructure Auth., Downtown Crossing, 6.00%, 7/1/53	10,000	11,487
Owen County Waterworks, American Water Capital 6.25%, 6/1/39	5,530	6,333
		48,704
Louisiana 1.6%		
East Baton Rouge, Exxon Mobil, VRDN, 0.05%, 8/1/35	5,200	5,200
Hodge Utilities, Smurfit-Stone container Corp., PCR, EC 7.45%, 3/1/24 (4)(10)	6,250	—
Louisiana Local Gov't Environmental Fac. Auth., Westlake Chemical, 6.75%, 11/1/32	12,940	14,670
Saint John Baptist Parish, Marathon Oil, PCR, 5.125%, 6/1/37	27,680	29,217
		49,087
Maine 0.2%		
Maine HHEFA, Maine General Health, 6.00%, 7/1/26	2,000	2,218
Maine HHEFA, Maine General Health, 6.75%, 7/1/36	4,000	4,506
		6,724
Maryland 6.0%		
Annapolis, Park Place, IDRB, 5.35%, 7/1/34 (Prerefunded 1/1/15) (3)	2,475	2,511
Anne Arundel County, Annapolis Area Christian Schools 5.50%, 7/1/23	1,290	1,380
Anne Arundel County, Annapolis Area Christian Schools 6.50%, 7/1/33	2,555	2,784
Anne Arundel County, Annapolis Area Christian Schools 6.75%, 7/1/43	4,965	5,397
Anne Arundel County, Village South Waugh Chapel 6.25%, 7/1/40	4,000	4,276

Baltimore, Convention Center Hotel, 5.875%, 9/1/39	3,950	4,071
Baltimore, Harborview Lot 2, 6.50%, 7/1/31	1,616	1,620
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/26	2,250	2,323
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	10,350	10,608
Gaithersburg, Asbury Obligated Group, 6.00%, 1/1/23	2,000	2,245
Maryland Economic Dev. Corp., Consol Energy, CNX Marine Terminal, 5.75%, 9/1/25	4,750	5,247
Maryland Economic Dev. Corp., Ports America Chesapeake 5.125%, 6/1/20	1,370	1,512
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	3,625	3,967
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	4,500	4,924
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	7,400	7,970
Maryland Economic Dev. Corp., Potomac Electric Power PCR, 6.20%, 9/1/22	6,750	8,024
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	2,750	2,852
Maryland Energy Fin. Administration, Office Paper 7.50%, 9/1/15 (4)(15)	715	754
Maryland HHEFA, Adventist Healthcare, 6.125%, 1/1/36	3,500	4,018
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39 (Prerefunded 7/1/19) (3)	5,500	6,865
Maryland HHEFA, Ascension Health, 5.00%, 11/15/51	13,000	14,271
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	3,000	3,384
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	4,000	4,498
Maryland HHEFA, City Neighbors Charter Schools 6.75%, 7/1/44	3,000	3,238
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	2,000	2,043
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38	9,275	9,807
Maryland HHEFA, Frederick Memorial Hosp., 4.00%, 7/1/38	10,000	9,835
Maryland HHEFA, Ingleside at King Farm, Presbyterian Community, 5.30%, 1/1/37	3,640	3,692

Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	7,990	8,474
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 5.75%, 1/1/33	3,175	3,342
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 5.75%, 1/1/38	2,575	2,705
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 6.00%, 1/1/43	5,335	5,641
Maryland HHEFA, Univ. of Maryland Medical System, Upper Chesapeake, 6.00%, 1/1/38	5,000	5,484
Maryland HHEFA, Western Maryland Health System 5.25%, 7/1/34	10,000	11,199
Prince George's County, National Harbor, 5.20%, 7/1/34	3,260	3,276
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,727
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,768
Westminster, Miller's Grant Lutheran Village, 4.875%, 7/1/23	1,950	2,001
Westminster, Miller's Grant Lutheran Village, 5.00%, 7/1/24	2,385	2,440
Westminster, Miller's Grant Lutheran Village, 6.25%, 7/1/44	3,065	3,246
		191,419
Massachusetts 0.3%		
Massachusetts Dev. Fin. Agency, Boston Univ. 5.45%, 5/15/59 (16)	2,525	2,978
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center, 5.625%, 7/15/36	605	671
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center, 5.75%, 7/15/43	3,290	3,658
Massachusetts Ed. Fin. Auth., 6.35%, 1/1/30 (4)(7)	655	692
		7,999
Michigan 1.6%		
Detroit Sewage Disposal, Water & Sewer, 5.00%, 7/1/32	1,000	1,073
Detroit Sewage Disposal, Water & Sewer, 5.25%, 7/1/26	1,000	1,112
Detroit Sewage Disposal, Water & Sewer, 5.25%, 7/1/39	16,455	17,645
Karegnondi Water Auth., Water Supply, 5.25%, 11/1/40	20,000	22,273

Michigan Fin. Auth., Detroit Water & Sewer, 5.00%, 7/1/44 (4)	1,220	1,258
Wayne County Airport Auth., 5.00%, 12/1/42	5,000	5,422
Wayne County Airport Auth., 5.00%, 12/1/44	2,250	2,475
		51,258
Minnesota 0.4%		
Rochester Health Care Facilities, Mayo Foundation, Series A VRDN, 0.03%, 8/15/32	5,350	5,350
Wayzata, Folkestone Senior Living Community, 5.75%, 11/1/39	1,250	1,361
Wayzata, Folkestone Senior Living Community, 6.00%, 5/1/47	6,000	6,582
		13,293
Mississippi 0.6%		
Jackson County, Chevron USA, VRDN, 0.05%, 6/1/23	5,395	5,395
Lowndes County, Weyerhaeuser, IDRB, 6.80%, 4/1/22	2,060	2,592
Warren County Gulf Opportunity Zone, International Paper PCR, 6.50%, 9/1/32	6,000	6,907
Warren County Gulf Opportunity Zone, International Paper PCR, 5.375%, 12/1/35	3,900	4,359
		19,253
Missouri 0.5%		
Missouri HEFA, Lutheran Senior Services Obligation 5.375%, 2/1/35	3,500	3,510
Missouri HEFA, Washington Univ., VRDN, 0.05%, 2/15/34	1,200	1,200
Riverside IDA, Riverside Horizons, 5.00%, 5/1/27 (8)	1,250	1,281
Saint Louis Airport, Lambert Int'l, 6.25%, 7/1/29	9,000	10,422
		16,413
Nevada 0.2%		
Henderson Public Improvement Trust, Touro College & Univ. System, 5.50%, 1/1/34	1,760	1,952
Henderson Public Improvement Trust, Touro College & Univ. System, 5.50%, 1/1/39	2,315	2,535

Henderson Public Improvement Trust, Touro College & Univ. System, 5.50%, 1/1/44	2,500	2,726
		7,213
New Jersey 5.8%		
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	4,150	4,259
Gloucester Pollution Control Fin. Auth., Keystone Logan 5.00%, 12/1/24 (4)	5,000	5,584
New Jersey Economic Dev. Auth., Barnabas Health, Zero Coupon, 7/1/26 (13)	2,500	1,612
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/29	500	548
New Jersey Economic Dev. Auth., Goethals Bridge 5.625%, 1/1/52 (4)	14,000	15,405
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	4,225	4,802
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24	1,000	1,017
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	1,035	1,065
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	1,940	1,994
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	4,900	5,055
New Jersey Economic Dev. Auth., Provident Group-Montclair Student Housing, 5.875%, 6/1/42	10,000	11,046
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	4,235	4,308
New Jersey Economic Dev. Auth., UMM Energy Partners 5.00%, 6/15/37 (4)	1,250	1,298
New Jersey Economic Dev. Auth., UMM Energy Partners 5.125%, 6/15/43 (4)	1,750	1,822
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 4.875%, 9/15/19 (4)	8,315	8,727
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.125%, 9/15/23 (4)	3,000	3,215
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.25%, 9/15/29 (4)	3,000	3,177

New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.625%, 11/15/30 (4)	9,000	9,755
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32 (Prerefunded 6/1/19) (3)	9,845	12,570
New Jersey HFFA, Barnabas Health, 5.625%, 7/1/37	8,000	9,063
New Jersey HFFA, Barnabas Health, Zero Coupon, 7/1/31	40,525	17,968
New Jersey HFFA, Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,341
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. 5.50%, 7/1/43	4,000	4,644
New Jersey Higher Ed. Student Assistance Auth. 5.75%, 12/1/28 (4)	2,000	2,270
New Jersey Higher Ed. Student Assistance Auth. 5.875%, 12/1/33 (4)	1,000	1,123
New Jersey Higher Ed. Student Assistance Auth., Student Loan 4.75%, 12/1/43 (4)	7,000	7,159
New Jersey Higher Ed. Student Assistance Auth., Student Loan 5.00%, 12/1/44 (4)	2,320	2,405
New Jersey Higher Ed. Student Assistance Auth., Student Loan 5.625%, 6/1/30	975	1,094
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	9,770	11,350
New Jersey Transportation Trust Fund Auth. Zero Coupon, 12/15/28	15,000	8,162
Tobacco Settlement Fin. Corp., Tobacco Industry 4.50%, 6/1/23	6,000	5,979
Tobacco Settlement Fin. Corp., Tobacco Industry 4.75%, 6/1/34	12,000	9,077
		182,894
New York 7.9%		
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.125%, 12/1/29	5,000	5,356
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	12,950	13,758
Dormitory Auth. of the State of New York, Pace Univ. 4.25%, 5/1/42	1,000	981

Hudson Yards Infrastructure, 5.25%, 2/15/47	3,410	3,786
Hudson Yards Infrastructure, 5.75%, 2/15/47	15,250	17,534
Long Island Power Auth., Electric Systems, 6.25%, 4/1/33	10,000	11,700
Metropolitan Transportation Auth., 6.50%, 11/15/28	5,000	6,030
Nassau County IDA, Amsterdam at Harborside, 2.00%, 1/1/49	5,376	—
Nassau County IDA, Amsterdam at Harborside, 5.50%, 7/1/20	3,010	3,008
Nassau County IDA, Amsterdam at Harborside, 5.875%, 1/1/23	1,429	1,412
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/49	1,505	1,473
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/49	9,008	8,818
New York City Municipal Water Fin. Auth., Water & Sewer 5.75%, 6/15/40	1,300	1,490
New York City Municipal Water Fin. Auth., Water & Sewer VRDN, 0.04%, 6/15/43	3,300	3,300
New York City Municipal Water Fin. Auth., Water & Sewer VRDN, 0.04%, 6/15/43	4,500	4,500
New York City Municipal Water Fin. Auth., Water & Sewer VRDN, 0.04%, 6/15/45	4,800	4,800
New York City Transitional Fin. Auth., Future Tax VRDN, 0.04%, 11/1/43	2,900	2,900
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	7,175	8,571
New York Liberty Dev. Corp., One Bryant Park, 6.375%, 7/15/49	22,250	25,151
New York Liberty Dev. Corp., World Trade Center 5.375%, 11/15/40 (5)	10,000	10,451
New York Liberty Dev. Corp., World Trade Center 5.75%, 11/15/51	24,000	28,130
New York State Housing Fin. Agency, 160 Madison Ave. VRDN, 0.04%, 11/1/46	2,200	2,200
New York State Thruway Auth., 5.00%, 5/1/19	5,000	5,774
Oneida County IDA, Saint Elizabeth Medical Center 5.875%, 12/1/29	2,750	2,754
Oneida County IDA, Saint Elizabeth Medical Center 6.00%, 12/1/19	735	737
Oneida County IDA, Saint Elizabeth Medical Center 6.00%, 12/1/29	2,085	2,088

Onondaga Civic Dev. Corp., Saint Joseph's Hosp. Health Center 5.00%, 7/1/42	8,930	8,903
Onondaga Civic Dev. Corp., Saint Joseph's Hosp. Health Center 5.125%, 7/1/31	5,600	5,903
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	2,000	2,182
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal 6.00%, 12/1/36	7,500	8,724
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal 6.00%, 12/1/42	8,000	9,258
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (5)	16,500	17,247
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (5)	5,635	5,931
Westchester County Local Dev. Corp., Pace Univ. 5.50%, 5/1/42	13,495	15,309
		250,159
North Carolina 1.6%		
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.04%, 1/15/38	9,600	9,600
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l Paper, PCR, 5.70%, 5/1/34	6,750	7,574
Gaston County Ind. Fac. & Pollution, National Gypsum PCR, IDRB, 5.75%, 8/1/35 (4)	10,000	10,020
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/26	4,000	4,615
North Carolina Medical Care Commission, Aldersgate 6.25%, 7/1/35	4,500	4,866
North Carolina Medical Care Commission, First Mortgage Lutheran, 5.00%, 3/1/37	2,000	2,030
North Carolina Medical Care Commission, First Mortgage Lutheran, 5.00%, 3/1/42	2,000	2,024
North Carolina Medical Care Commission, Galloway Ridge 5.25%, 1/1/41	2,500	2,555
North Carolina Medical Care Commission, Galloway Ridge 5.875%, 1/1/31	2,295	2,455

North Carolina Medical Care Commission, Galloway Ridge 6.00%, 1/1/39	500	531
North Carolina Medical Care Commission, Wake Forest Baptist 5.00%, 12/1/45	2,960	3,218
		49,488
North Dakota 0.6%		
Grand Forks Healthcare, Altru Health, 5.00%, 12/1/35	16,340	17,505
		17,505
Ohio 2.7%		
Bowling Green, Student Housing, 5.75%, 6/1/31	4,500	4,861
Bowling Green, Student Housing, 6.00%, 6/1/45	4,000	4,302
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry 6.50%, 6/1/47	15,000	13,233
Cleveland Airport, 5.00%, 1/1/28	5,000	5,464
Franklin County, Ohio Presbyterian Retirement Services Communities, 6.125%, 7/1/40	7,300	8,011
Lorain County Port Auth., U.S. Steel, 6.75%, 12/1/40	5,000	5,523
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	4,000	4,029
Ohio, USG, Solid Waste, IDRB, 5.65%, 3/1/33 (4)	3,620	3,625
Ohio, USG, Solid Waste, IDRB, 6.05%, 8/1/34 (4)	50	50
Ohio Air Quality Dev. Auth., AK Steel, IDRB, 6.75%, 6/1/24 (4)	6,000	6,120
Ohio Air Quality Dev. Auth., FirstEnergy Solutions, PCR 5.70%, 8/1/20	6,500	7,479
Ohio Air Quality Dev. Auth., FirstEnergy Solutions, PCR 5.75%, 6/1/33 (Tender 6/1/16)	4,000	4,240
Ohio Higher Ed. Fac. Commission, Cleveland Clinic VRDN, 0.04%, 1/1/43	1,800	1,800
Ohio Water Dev. Auth., First Energy Solutions, PCR 4.00%, 6/1/33 (Tender 6/3/19)	9,400	9,957
Southeastern Ohio Port Auth., Memorial Health System 5.75%, 12/1/32	500	514

Southeastern Ohio Port Auth., Memorial Health System 6.00%, 12/1/42	6,600	6,781
		85,989
Oklahoma 0.9%		
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,719
Oklahoma County Fin. Auth., Epworth Villa, 5.00%, 4/1/33	1,000	840
Oklahoma County Fin. Auth., Epworth Villa, 5.125%, 4/1/42	2,500	2,047
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,335	2,931
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/40	6,000	6,625
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/45	2,000	2,204
Tulsa Municipal Airport Trust, American Airlines, IDRB 5.50%, 12/1/35 (4)	11,000	11,572
		29,938
Oregon 0.4%		
Deschutes County Hosp. Fac. Auth., Cascade Healthcare Community, 8.25%, 1/1/38	5,000	6,057
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/17 (8)	2,885	2,932
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/18 (8)	3,185	3,222
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/19 (8)	1,125	1,136
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/21	210	217
		13,564
Pennsylvania 4.5%		
Allegheny County IDA, U.S. Steel, PCR, 6.50%, 5/1/17	7,250	7,811
Beaver County IDA, FirstEnergy Nuclear, PCR, 3.50%, 12/1/35 (Tender 6/1/20)	4,500	4,624
Butler County Hosp. Auth., 7.25%, 7/1/39	5,180	6,110

Cumberland County Municipal Auth., Asbury Obligation Group 5.25%, 1/1/41	4,000	4,096
Delaware County IDA, Covanta Energy, 6.20%, 7/1/19	2,295	2,297
Delaware Valley Regional Fin. Auth., 5.50%, 8/1/28 (6)	5,000	5,977
East Hempfield Township IDA, Student Services Millersville Univ.Millersville Univ., 5.00%, 7/1/46	1,525	1,596
East Hempfield Township IDA, Student Services Millersville Univ., 5.00%, 7/1/34	1,000	1,063
East Hempfield Township IDA, Student Services Millersville Univ., 5.00%, 7/1/39	1,000	1,052
Geisinger Health, VRDN, 0.03%, 6/1/41	7,000	7,000
Lancaster County Hosp. Auth., Brethren Village 6.375%, 7/1/30	1,000	1,051
Lancaster County Hosp. Auth., Brethren Village, 6.50%, 7/1/40	6,115	6,389
Montgomery County IDA, FHA Insured Mortgage 5.375%, 8/1/38	5,475	6,155
Montgomery County IDA, The Hill at Whitemarsh 6.125%, 2/1/28	7,675	7,705
Montgomery County IDA, The Hill at Whitemarsh 6.25%, 2/1/35	1,750	1,756
Northampton County General Purpose Auth., Saint Luke's Health Network, 5.375%, 8/15/28	980	1,074
Northampton County General Purpose Auth., Saint Luke's Health Network, 5.50%, 8/15/40	5,760	6,262
Pennsylvania Economic Dev. Fin. Auth., National Gypsum, IDRB 5.50%, 11/1/44 (4)	7,500	7,573
Pennsylvania Economic Dev. Fin. Auth., USG Corp. 6.00%, 6/1/31 (4)	10,000	9,999
Pennsylvania Higher EFA, Foundation Indiana Univ., Student Housing, 5.00%, 7/1/32	1,620	1,755
Pennsylvania Higher EFA, Foundation Indiana Univ., Student Housing, 5.00%, 7/1/41	6,500	6,904
Pennsylvania Higher EFA, Foundation Indiana Univ., Student Housing, VR, 0.808%, 7/1/39	6,000	4,722
Pennsylvania Higher EFA, La Salle Univ., 5.00%, 5/1/42	8,300	8,876

Pennsylvania Higher EFA, Widener Univ., 5.00%, 7/15/38	2,400	2,598
Pennsylvania Higher EFA, Widener Univ., 5.50%, 7/15/38	2,825	3,140
Philadelphia, GO, 5.00%, 7/15/38	7,500	8,473
Philadelphia HHEFA, Children's Hosp., VRDN, 0.04%, 2/15/21	4,500	4,500
Philadelphia HHEFA, Children's Hosp., VRDN 0.04%, 7/1/25	3,700	3,700
Susquehanna Area Regional Airport Auth., 6.50%, 1/1/38 (4)	6,640	7,208
		141,466
Puerto Rico 0.5%		
Puerto Rico Electric Power Auth., 5.00%, 7/1/29	11,095	5,627
Puerto Rico Electric Power Auth., 5.25%, 7/1/29	4,955	2,513
Puerto Rico Sales Tax Fin. Corp., 5.75%, 8/1/37	2,850	2,201
Puerto Rico Sales Tax Fin. Corp., 6.375%, 8/1/39	5,000	4,069
		14,410
Rhode Island 0.4%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35 (10)(12)	10,815	5,927
Rhode Island Health & Ed. Building Corp., Care New England 5.50%, 9/1/28	3,000	3,281
Rhode Island Health & Ed. Building Corp., Care New England 6.00%, 9/1/33	4,000	4,464
		13,672
South Carolina 0.8%		
Connector 2000 Assoc., Zero Coupon, 1/1/15 (10)	88	81
Connector 2000 Assoc., Zero Coupon, 1/1/16 (10)	99	83
Connector 2000 Assoc., Zero Coupon, 1/1/17 (10)	133	101
Connector 2000 Assoc., Zero Coupon, 1/1/18 (10)	147	100
Connector 2000 Assoc., Zero Coupon, 1/1/19 (10)	161	103
Connector 2000 Assoc., Zero Coupon, 1/1/20 (10)	175	98
Connector 2000 Assoc., Zero Coupon, 1/1/21 (10)	207	104

Connector 2000 Assoc., Zero Coupon, 1/1/22 (10)	219	98
Connector 2000 Assoc., Zero Coupon, 1/1/32 (10)	4,078	1,040
Connector 2000 Assoc., Zero Coupon, 1/1/32 (10)	1,795	66
Connector 2000 Assoc., Zero Coupon, 1/1/42 (10)	6,847	726
Connector 2000 Assoc., Zero Coupon, 7/22/51 (10)	9,099	170
Connector 2000 Assoc., Zero Coupon, 7/22/51 (10)	6,187	31
Connector 2000 Assoc., Zero Coupon, 7/22/51 (10)	2,872	6
Myrtle Beach, Air Force Base, 5.25%, 10/1/26	1,835	1,836
Myrtle Beach, Air Force Base, 5.30%, 10/1/35	1,000	1,000
South Carolina Public Service Auth., 5.50%, 12/1/54	10,000	11,389
York County, Celanese, IDRB, 5.70%, 1/1/24 (4)	9,390	9,397
		26,429
South Dakota 0.5%		
South Dakota HEFA, Sanford Health, 5.00%, 11/1/42	13,125	14,409
		14,409
Tennessee 2.0%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.125%, 10/1/35	3,370	3,396
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.50%, 10/1/20	2,250	2,287
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	10,650	10,775
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/35	4,000	1,427
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/36	4,500	1,513
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/37	4,000	1,264
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/38	5,000	1,493
Knox County Health, Ed., & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/40	3,000	805

Knox County Health, Ed., & Housing Fac. Board, Covenant Health, 5.00%, 1/1/26	2,730	3,132
Shelby County Health, Ed. & Housing Fac. Board, The Village of Germantown, 5.00%, 12/1/34	500	518
Shelby County Health, Ed. & Housing Fac. Board, The Village of Germantown, 5.25%, 12/1/42	2,000	2,052
Shelby County Health, Ed. & Housing Fac. Board, The Village of Germantown, 5.25%, 12/1/44	1,165	1,199
Shelby County Health, Ed. & Housing Fac. Board, The Village of Germantown, 5.25%, 12/1/49	3,250	3,312
Shelby County Health, Ed. & Housing Fac. Board, The Village of Germantown, 5.375%, 12/1/47	2,500	2,563
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/24	11,800	13,867
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/26	11,920	14,042
		63,645
Texas 9.6%		
Austin Convention Enterprises, 5.75%, 1/1/34 (5)	3,500	3,551
Austin Convention Enterprises, 6.00%, 1/1/18 (5)	1,125	1,185
Austin Convention Enterprises, 6.00%, 1/1/19 (5)	1,000	1,049
Austin Convention Enterprises, 6.00%, 1/1/20 (5)	1,320	1,378
Brazos Harbor IDC, Dow Chemical, 5.90%, 5/1/38 (Tender 5/1/28) (4)	2,500	2,700
Brazos River Auth., Texas Competitive Electric, PCR 7.70%, 4/1/33 (4)(10)(14)	3,000	247
Brazos River Auth., Texas Competitive Electric, PCR 8.25%, 5/1/33 (4)(5)(14)	10,000	824
Brazos River Harbor Navigation Dist., Dow Chemical, IDRB 5.125%, 5/15/33 (4)	3,020	3,216
Brazos River Harbor Navigation Dist., Dow Chemical, IDRB 5.95%, 5/15/33 (4)	15,680	17,540
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	4,055	4,376
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	6,900	7,353

Central Texas Regional Mobility Auth., 6.00%, 1/1/41	11,000	12,745
Dallas-Fort Worth Regional Airport, 5.00%, 11/1/32 (4)	5,250	5,849
Dallas-Fort Worth Regional Airport, 5.00%, 11/1/35 (4)	5,000	5,373
Decatur Hosp. Auth., Wise Regional Health, 5.00%, 9/1/34	1,700	1,758
Decatur Hosp. Auth., Wise Regional Health, 5.25%, 9/1/44	7,000	7,276
Fort Bend County IDC, NRG Energy, PCR, 4.75%, 11/1/42	5,000	5,154
Gulf Coast IDA, CITGO Petroleum, 4.875%, 5/1/25 (4)	11,870	12,567
Gulf Coast Waste Disposal Auth., Waste Management 5.20%, 5/1/28 (4)	4,000	4,204
Harris County Cultural Ed. Fac., Brazos Presbyerian Homes 5.00%, 1/1/38	510	513
Harris County Cultural Ed. Fac., Brazos Presbyerian Homes 5.00%, 1/1/43	520	520
Harris County Cultural Ed. Fac., Brazos Presbyerian Homes 7.00%, 1/1/48	5,250	6,039
Harris County Cultural Ed. Fac., Houston Methodist Hosp. VRDN, 0.04%, 12/1/24	1,600	1,600
Harris County Health Fac. Dev. Corp., Houston Methodist Hosp. VRDN, 0.04%, 12/1/41	1,990	1,990
Harris County Health Fac. Dev. Corp., Houston Methodist Hosp. VRDN, 0.04%, 12/1/41	1,155	1,155
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.00%, 12/1/27 (Prerefunded 12/1/18) (3)	1,000	1,236
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.25%, 12/1/35 (Prerefunded 12/1/18) (3)	2,150	2,677
Houston Airport, 5.00%, 7/1/32 (4)	6,100	6,705
Love Field Airport Modernization, Southwest Airlines, IDRB 5.00%, 11/1/28 (4)	5,500	5,886
Love Field Airport Modernization, Southwest Airlines, IDRB 5.25%, 11/1/40	17,345	18,577
Matagorda County Navigation Dist. #1, AEP Texas Central, PCR 4.00%, 6/1/30	6,000	6,091
Matagorda County Navigation Dist. #1, Central Power & Light PCR, 6.30%, 11/1/29	3,500	4,012

New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing 5.00%, 4/1/29	1,000	1,106
New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing 5.00%, 4/1/46	6,905	7,416
New Hope Cultural Ed. Fac. Fin. Corp., Collegiate Housing 5.00%, 4/1/46 (1)	3,120	3,389
North Texas Tollway Auth., 5.75%, 1/1/40	12,000	13,335
North Texas Tollway Auth., 5.75%, 1/1/40 (13)	2,985	3,317
North Texas Tollway Auth., 6.00%, 1/1/38	8,000	9,341
North Texas Tollway Auth., 6.125%, 1/1/31 (Prerefunded 1/1/16) (3)	4,000	4,253
Port Corpus Christi Auth., Celanese, 6.70%, 11/1/30 (4)	9,940	9,957
Red River Auth., Celanese, 6.70%, 11/1/30 (4)	3,590	3,597
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 5.15%, 11/15/27	1,923	769
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 5.45%, 11/15/38	2,712	1,085
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.05%, 11/15/46	4,216	1,686
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.05%, 11/15/46 (10)(14)	729	292
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.15%, 11/15/49	3,955	1,582
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.25%, 5/9/53	372	149
SA Energy Acquisition Public Fac. Corp., Goldman Sachs Gas Supply, 5.50%, 8/1/21	4,000	4,661
Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Scott & White Healthcare, 5.50%, 8/15/31	5,000	5,525
Tarrant County Cultural Ed. Fac. Fin. Corp., Buckingham Senior Living Community, 5.625%, 11/15/41	3,000	3,067
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Northwest Senior High School, 6.00%, 11/15/26	1,500	1,592
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Northwest Senior High School, 6.00%, 11/15/36	2,500	2,632

Tarrant County Cultural Ed. Fac. Fin. Corp., Methodist Hosp. VRDN, 0.04%, 10/1/41	1,995	1,995
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 6.25%, 12/15/26	22,525	27,672
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/28	7,375	8,145
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/30	10,400	11,409
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/31	5,500	6,010
Texas Municipal Gas Acquisition & Supply III, Macquarie Group 5.00%, 12/15/32	6,000	6,499
Texas Water Dev. Board, VRDN, 0.06%, 7/15/19	2,330	2,330
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	2,000	2,346
Travis County Health Fac. Dev. Corp., Westminster Manor 7.125%, 11/1/40	2,000	2,325
		302,828
Utah 0.2%		
Murray City, IHC Health Services, VRDN, 0.04%, 5/15/36	4,780	4,780
		4,780
Virgin Islands 0.4%		
Virgin Islands PFA, 6.00%, 10/1/39	1,500	1,654
Virgin Islands PFA, Diageo, 6.625%, 10/1/29	8,900	10,107
		11,761
Virginia 4.7%		
Albemarle County Economic Dev. Auth., Westminster-Canterbury Blue Ridge, 5.00%, 1/1/42	3,000	3,042
Botetourt County, Glebe, 6.00%, 7/1/34	7,000	7,138
Chesapeake Toll Road, STEP, 7/15/40	7,525	4,879
Fairfax County Economic Dev. Auth., Vinson Hall 5.00%, 12/1/32	1,500	1,567

Fairfax County Economic Dev. Auth., Vinson Hall 5.00%, 12/1/42	2,800	2,869
Fauquier County IDA, Fauquier Hosp., 5.25%, 10/1/37 (Prerefunded 10/1/17) (3)	200	226
Giles County IDA, Celanese, PCR, 5.95%, 12/1/25 (4)	1,025	1,026
Hopewell IDA, Smurfit-Stone Container Corp., EC 5.25%, 6/1/15 (10)	5,900	—
James City County Economic Dev. Auth., United Methodist Home, Windsormeade, 2.00%, 10/1/48 (10)(11)	1,103	28
James City County Economic Dev. Auth., United Methodist Home, Windsormeade, 6.00%, 6/1/43	3,411	3,166
New Port CDA, Special Assessment, 5.50%, 9/1/26	850	492
New Port CDA, Special Assessment, 5.60%, 9/1/36	995	574
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (4)	1,435	1,295
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.00%, 1/1/25	500	501
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.125%, 1/1/35	2,575	2,583
Peninsula Ports Auth., Virginia Baptist Homes 5.375%, 12/1/26	3,300	3,302
Peninsula Ports Auth., Virginia Baptist Homes, 5.40%, 12/1/33	12,990	12,635
Route 460 Funding Corp., Toll Road, 5.00%, 7/1/52	20,000	21,186
Route 460 Funding Corp., Toll Road, 5.125%, 7/1/49	8,000	8,585
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/47	7,415	5,189
Virginia HDA, Rental Housing, Multi-Family, 5.25%, 10/1/38	4,500	5,003
Virginia Small Business Fin. Auth., 95 Express Lanes 5.00%, 1/1/40 (4)	21,680	22,598
Virginia Small Business Fin. Auth., Elizabeth River Crossings 4.75%, 1/1/25 (4)	2,180	2,357
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 1/1/26 (4)	2,000	2,189
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/26 (4)	2,000	2,189

Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (4)	10,000	10,850
Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (4)	13,010	14,758
Virginia Small Business Fin. Auth., Wellmont Health 5.25%, 9/1/37	3,345	3,486
Washington County IDA, Mountain States Health Alliance 7.50%, 7/1/29	2,750	3,257
Washington County IDA, Mountain States Health Alliance 7.75%, 7/1/38	3,000	3,549
		150,519
Washington 0.6%		
Greater Wenatchee Regional Events Center, 5.00%, 9/1/27	1,600	1,698
Greater Wenatchee Regional Events Center, 5.25%, 9/1/32	1,000	1,044
Greater Wenatchee Regional Events Center, 5.50%, 9/1/42	1,500	1,566
Port of Seattle Ind. Dev. Corp., Delta Airlines, IDRB 5.00%, 4/1/30 (4)	3,000	3,061
Washington Health Care Fac. Auth., Highline Medical Center 6.25%, 8/1/36 (Prerefunded 8/1/18) (3)	2,990	3,560
Washington Health Care Fac. Auth., Overlake Hosp. Assn. 5.70%, 7/1/38	7,000	7,823
		18,752
West Virginia 0.5%		
Pleasants County, Allegheny Energy Supply, 5.25%, 10/15/37	10,650	11,073
West Virginia Economic Dev. Auth., Appalachian Power 5.375%, 12/1/38 (Tender 12/1/20)	4,840	5,329
		16,402
Wisconsin 0.9%		
Green Bay Redev. Auth., Georgia Pacific, Fort James, IDRB 5.60%, 5/1/19 (4)	150	168
Platteville Redev. Auth., Platteville Real Estate, 5.00%, 7/1/42	3,225	3,366

Public Fin. Auth. Airport Fac., National Gypsum Company IDRB, 5.25%, 4/1/30 (4)	5,000	5,049
Public Fin. Auth. Airport Fac., Trips Aeroterm, IDRB 5.00%, 7/1/42 (4)	3,500	3,591
Wisconsin HEFA, Authority, Dickson Hollow, 5.25%, 10/1/39	3,000	3,013
Wisconsin HEFA, Authority, Dickson Hollow, 5.375%, 10/1/44	3,000	3,022
Wisconsin HEFA, Marshfield Clinic, 5.00%, 2/15/40	5,000	5,349
Wisconsin HEFA, Saint John's Communities, 7.25%, 9/15/29	1,500	1,767
Wisconsin HEFA, Saint John's Communities, 7.625%, 9/15/39	1,500	1,784
		27,109
Wyoming 0.0%		
Uinta County Pollution Control, Chevron USA, VRDN 0.04%, 8/15/20	1,000	1,000
		1,000
Total Municipal Securities (Cost $2,913,928)		3,076,658
COMMON STOCKS 1.3%		
American Airlines	810	39,295
Rock-Tenn, Class A	4	243
United Continental	—	20
Total Common Stocks (Cost $29,122)		39,558
PREFERRED STOCKS 0.1%		
Charter Mac Equity Trust (4)(5)	4,000	4,598
Total Preferred Stocks (Cost $4,000)		4,598
Total Investments in Securities 98.4% of Net Assets (Cost $2,947,050)		**$ 3,120,814**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Insured by Financial Guaranty Insurance Company

(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $113,272 and represents 3.6% of net assets.
(6) Insured by AMBAC Assurance Corp.
(7) Insured by Assured Guaranty U.S. Holdings
(8) Insured by ACA Financial Guaranty Corp.
(9) In default with respect to payment of principal and interest.
(10) Non-income producing
(11) Distressed security. Currently making payment in kind.
(12) In default with respect to payment of interest.
(13) Insured by National Public Finance Guarantee Corp.
(14) Issuer filed petition for Chapter 11 bankruptcy protection; the amount and timing of future liquidation distributions is uncertain.
(15) Escrowed to maturity
(16) Insured by Syncora Guarantee
CDA Community Development Administration/Authority
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corp.
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corp.
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RIB Residual interest bond issued by a third party securitization trust and purchased directly through a cash transaction that involved no exchange of previously held securities; rate varies inversely to short-term interest rates and the rate presented is the effective rate at period-end.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s).
VR Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended November 30, 2014.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of November 30, 2014, cash of $240,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Residual-Interest Bonds
The fund may invest in residual-interest bonds (RIBs) purchased from third-party special purpose trusts, which securitize an underlying bond into RIBs and short-term floating rate bonds. RIBs generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating rate bondholders and trust-related fees; they also generally have the right to acquire the underlying bond from the trust. RIBs can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the RIBs may involve delay or additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At November 30, 2014, the cost of investments for federal income tax purposes was $2,942,980,000. Net unrealized gain aggregated $177,562,000 at period-end, of which $239,143,000 related to appreciated investments and $61,581,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 26, 2015